GOODWILL (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Goodwill [Line Items]
Updated goodwill balance	$ 2,246
Satellite Networks And Integrated Solutions [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 62,179
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and administrative